Accounts Receivable	12 Months Ended
Dec. 31, 2014
Accounts Receivable
Accounts Receivable

(3)Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

Accounts receivable	4,510,727	4,319,541	696,184
Less: Allowance for doubtful accounts	(286,997)	(250,514)	(40,376)
Total accounts receivable, net	4,223,730	4,069,027	655,808

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Beginning balance	(343,306)	(287,351)	(286,997)	(46,256)
Additions	(73,962)	(20,063)	(228,835)	(36,882)
Reversal of allowance for doubtful accounts	5,401	16,998	59,464	9,584
Write-off of accounts receivable	124,516	3,419	205,854	33,178
Ending balance	(287,351)	(286,997)	(250,514)	(40,376)

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally four months from the date of billing. For certain customers the Company requires an advance payment before the sale is made.  Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB601,602 and RMB 935,935 (US$150,845) as of December 31, 2013 and 2014, respectively.  The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks.  Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2013 and 2014, 30% and 51.5%, respectively, of accounts receivable were denominated in currencies other than the RMB.

As of December 31, 2013 and 2014, the Company has pledged accounts receivable with a total carrying amount of RMB 322,599 and RMB 446,788 (US$72,009), respectively, to secure short-term bank borrowings.